Document And Entity Information	Jun. 14, 2023
Document Information [Line Items]
Entity, Registrant Name	Sky Harbour Group Corporation
Document, Type	8-K
Document, Period End Date	Jun. 14, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39648
Entity, Tax Identification Number	85-2732947
Entity, Address, Address Line One	136 Tower Road
Entity, Address, City or Town	White Plains
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10604
City Area Code	212
Local Phone Number	554-5990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001823587
ClassACommonStockParValue00001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SKYH
Security Exchange Name	NYSE
Warrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SKYH WS
Security Exchange Name	NYSE